Other Non-current Assets - Summary of Other Non-current Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Assets, Noncurrent [Abstract]
Finance lease receivables, non-current portion, net	¥ 194,911	¥ 204,435
Deposits	128,566	112,523
Goodwill	34,106	34,106
Prepayments for purchase of property and equipment	3,324	5,649
Non-current portion of prepayments for advertising and technical support services	0	36,850
Others	68,737	49,720
Total	¥ 429,644	¥ 443,283